SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares		9 Months Ended	12 Months Ended
	Dec. 29, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Weighted Average Exercise Price, Granted	$ 0.022
Employees and Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of Options outstanding, beginning balance		23,628,962	46,762	521,065
Weighted Average Exercise Price outstanding, beginning balance		$ 0.05	$ 0.0011	$ 0.0011
Number of Options, Granted		98,900,380	23,582,200
Weighted Average Exercise Price, Granted		$ 0.021	$ 0.05
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited or expired				(474,303)
Weighted Average Exercise Price, Forfeited or expired				$ 0.0011
Number of Options, outstanding, ending balance		122,529,342	23,628,962	46,762
Weighted Average Exercise Price, ending balance		$ 0.026	$ 0.05	$ 0.0011
Options exercisable, ending balance		21,855,875	15,672,670
Weighted Average Exercise Price, Options exercisable, ending balance		$ 0.05	$ 0.05
Number of Options, Forfeited or expired				474,303